Inventories (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Inventories [Abstract]
Inventories
Note 4. Inventories

Inventories as of September 30, 2017 and December 31, 2016 consisted of the following:

	September 30, 2017	December 31, 2016
Raw materials, including parts and subassemblies	$347.1	$312.9
Work-in-process	69.2	45.3
Finished goods	75.4	69.8
	491.7	428.0
Excess of LIFO costs over FIFO costs	15.9	15.9
Inventories	$507.6	$443.9

Note 6: Inventories

Inventories as of December 31, 2016 and 2015 consisted of the following:
	2016	2015
Raw materials, including parts and subassemblies	$312,974	$347,925
Work-in-process	45,278	42,291
Finished goods	69,789	71,036
	428,041	461,252
Excess of LIFO costs over FIFO costs	15,908	13,698
Inventories	$443,949	$474,950

As of December 31, 2016, $322.9 million (73%) of the Company’s inventory is accounted for on a first-in, first-out (“FIFO”) basis and the remaining $121.0 million (27%) is accounted for on a last-in, first-out (“LIFO”) basis. As of December 31, 2015, $351.1 million (74%) of the Company’s inventory was accounted for on a FIFO basis and the remaining $123.8 million (26%) is accounted for on a LIFO basis.